Intangible assets, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Intangible assets, net
Gross Carrying Amount		¥ 8,025,520			¥ 8,033,890
Accumulated amortization		(1,147,573)			(2,613,198)
Impairment Amount	¥ (156,709)
Net Carrying Amount		6,877,947		$ 812,619	5,263,983
Amortization expenses	1,465,625	1,116,217	¥ 24,228
Intangible assets impairment charge recorded	156,709
Amortization expenses related to the intangible assets for future periods
2016					1,424,705
2017					1,415,781
2018					1,414,590
2019					498,415
2020					198,222
2021 and thereafter					312,270
Strategic Cooperation Agreement
Intangible assets, net
Gross Carrying Amount		6,075,289			6,075,289
Accumulated amortization		(915,455)			(2,130,512)
Net Carrying Amount		5,159,834			3,944,777
Non-compete Agreement
Intangible assets, net
Gross Carrying Amount		1,447,189			1,447,189
Accumulated amortization		(146,364)			(327,622)
Net Carrying Amount		1,300,825			1,119,567
Technology
Intangible assets, net
Gross Carrying Amount		110,900			110,900
Accumulated amortization		(17,965)			(40,715)
Impairment Amount	(69,922)
Net Carrying Amount		92,935			263
Advertising customer relationship
Intangible assets, net
Gross Carrying Amount		80,400			80,400
Accumulated amortization		(9,283)			(20,737)
Impairment Amount	(59,663)
Net Carrying Amount		71,117
Domain names and trademark
Intangible assets, net
Gross Carrying Amount		79,969			85,632
Accumulated amortization		(12,447)			(22,893)
Impairment Amount	¥ (27,124)
Net Carrying Amount		67,522			35,615
Logistic workforce
Intangible assets, net
Gross Carrying Amount		13,900			13,900
Accumulated amortization		(3,745)			(8,378)
Net Carrying Amount		10,155			5,522
Online payment and other licenses
Intangible assets, net
Gross Carrying Amount		189,000			200,924
Accumulated amortization		(27,300)			(45,981)
Net Carrying Amount		161,700			154,943
Copyrights
Intangible assets, net
Gross Carrying Amount		28,873			19,656
Accumulated amortization		(15,014)			(16,360)
Net Carrying Amount		¥ 13,859			¥ 3,296